PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Buildings	$24,110,272	$25,140,538
Machinery and equipment	8,412,387	7,728,477
Office equipment and furniture	845,329	905,368
Automobiles	554,182	546,243
Leasehold improvements	39,557,272	37,096,380
Construction-in-progress (“CIP”)	-	2,546,715
Total	73,479,442	73,963,721
Less: Accumulated depreciation	(15,000,785)	(12,444,667)
Impairment of property, plant and equipment	(218,862)	(215,727)
Property, plant and equipment, net	$58,259,795	$61,303,327

During the years ended June 30, 2025, 2024 and 2023, the Company recorded loss of $227,323, $1,075,490 and $15,306 from disposal of property, plant and equipment. No impairment was recorded for the years ended June 30, 2025, 2024 and 2023.

Depreciation expenses were $2,724,759, $2,711,240 and $3,251,711 for the years ended June 30, 2025, 2024 and 2023, respectively. In connection with the approximately $4.1 million bank loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its property, plant and equipment of approximately $4.5 million as collateral to secure the loans (see Note 10).

The Company’s subsidiary Dongguan Jiasheng had a capital project to build new manufacturing and operating facilities, which include warehouse, workshops, office building, security gate, employee apartment building, electrical transformer station and exhibition hall. The total budget is approximately RMB263.5 million ($36.8 million). As of June 30, 2022, the Company had completed this project. As of June 30, 2025, the Company has made total payments of approximately RMB262.5 million ($36.6 million) in connection to this project, which resulted in future minimum capital expenditure payments of approximately RMB1.0 million ($0.1 million), the Company plan to pay remaining payments in twelve months after June 30, 2025.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)